Cover	Oct. 20, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	ARMOUR Residential REIT, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34766
Entity Tax Identification Number	26-1908763
Entity Address, Address Line One	3001 Ocean Drive, Suite 201
Entity Address, City or Town	Vero Beach,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32963
City Area Code	772
Local Phone Number	617-4340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001428205
Amendment Flag	false
Preferred Class C
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.00% Series C Cumulative Redeemable
Trading Symbol	ARR-PRC
Security Exchange Name	NYSE
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ARR
Security Exchange Name	NYSE